Note 17 - Related Party Transactions	12 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

17. Related Party Transactions

During fiscal 2021 and 2020, less than 1% of vegetables supplied to the Company are grown by a Director of Seneca Foods Corporation. The Director supplied the Company approximately $2.2 million and $2.3 million, pursuant to a raw vegetable grower contract in fiscal 2021 and 2020, respectively.  The Chairman of the Audit Committee reviewed the relationship and determined that the contract was negotiated at arm's length and on no more favorable terms than to other growers in the marketplace.

During the years ended March 31, 2021 and 2020, the Company made charitable contributions to a related party foundation in the amount of approximately $1.0 million and $0.3 million, respectively. The Foundation is a nonprofit entity that supports charitable activities by making grants to unrelated organizations or institutions. This Foundation is managed by current employees of the Company.